Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, shares issued (in shares)	122,280,092	82,903,567
Common stock, shares outstanding (in shares)	122,280,092	82,903,567
Treasury stock, shares (in shares)	7,568,182	7,568,182